CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ (25,162)	$ 5,157,743	$ (2,093,913)	$ (208,698)
Adjustments to reconcile net income to net cash used in operating activities:
Interest/dividend income received in the Trust Account		(3,786,285)	(2,497,921)
Change in operating assets and liabilities:
Prepaid expenses		146,247	227,290	(395,843)
Accrued expenses	8,474	3,480,909	3,777,940	42,308
Net cash used in operating activities	(16,688)	(723,181)	(586,604)	(562,233)
Cash flows from investing activities:
Principal deposited in Trust Account				(310,000,000)
Net cash used in investing activities:				(310,000,000)
Cash flows from financing activities:
Proceeds from note payable to Sponsor	175,000	600,000	100,000	125,000
Repayment of note payable to Sponsor				(300,000)
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from initial public offering, net of underwriters' compensation				303,800,000
Proceeds from issuance of Private Placement Warrants				8,200,000
Payment of offering costs	(57,250)		(427,578)	(348,761)
Net cash provided by/(used) in financing activities	142,750	600,000	(327,578)	311,476,239
Net change in cash	126,062	(123,181)	(914,182)	914,006
Cash at beginning of period		125,886	1,040,068	126,062
Cash at end of period	126,062	2,705	125,886	1,040,068
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation				10,850,000
Offering costs included in deferred offering costs	$ 232,959			194,619
Initial classification of ordinary shares subject to possible redemption				285,639,010
Change in ordinary shares subject to possible redemption		$ 5,157,750	$ (2,093,920)	$ 9,468,540